UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-08510

                                                          Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

                                              San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

                                        San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-7553

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2012
Schedule of Investments (unaudited)

FOREIGN GOVERNMENT OBLIGATIONS:  34.3%

	Face Amount*		Value
SOUTH KOREA: 8.4%
Korea Treasury Bond
3.500%, 09/10/16	KRW	1,000,000,000	$920,420
Korea Treasury Bond
5.750%, 09/10/18	KRW	500,000,000	518,833
Korea Treasury Bond
3.250%, 12/10/14	KRW	500,000,000	454,131
Korea Treasury Bond
4.000%, 09/10/15	KRW	300,000,000	278,666
Total South Korea			2,172,050

MALAYSIA: 7.9%
Malaysian Government Bond
4.160%, 07/15/21	MYR	5,000,000	1,703,124
Malaysian Government Bond
3.580%, 09/28/18	MYR	1,000,000	330,215
Total Malaysia			2,033,339

PHILIPPINES: 7.5%
Republic of Philippines
6.250%, 01/14/36	PHP	30,000,000	799,173
Republic of Philippines
6.375%, 01/15/32		500,000	676,250
Republic of Philippines
4.950%, 01/15/21	PHP	18,000,000	455,221
Total Philippines			1,930,644

INDONESIA: 5.3%
Indonesia Government Bond
8.250%, 07/15/21	IDR	9,000,000,000	1,084,414
Republic of Indonesia
5.875%, 03/13/20		250,000	301,250
Total Indonesia			1,385,664

THAILAND: 3.8%
Thailand Government Bond
4.250%, 03/13/13	THB	15,000,000	489,881
Thailand Government Bond
3.250%, 06/16/17	THB	15,000,000	484,369
Total Thailand			974,250

SRI LANKA: 1.4%
Republic of Sri Lanka
7.400%, 01/22/15		350,000	379,750
Total Sri Lanka			379,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS: (Cost $8,568,049)			8,875,697

CORPORATE BONDS: 53.5%
CHINA/HONG KONG: 26.1%
KWG Property Holding, Ltd.
12.500%, 08/18/17		1,000,000	1,070,244
Home Inns & Hotels Management, Inc.
2.000%, 12/15/15		1,000,000	845,625
Longfor Properties Co., Ltd.
9.500%, 04/07/16		750,000	802,500
Melco Crown Entertainment, Ltd.
3.750%, 05/09/13	CNY	5,000,000	790,408
Galaxy Entertainment Group, Ltd.
4.625%, 12/16/13	CNY	4,500,000	718,746
FPT Finance, Ltd.
6.375%, 09/28/20		550,000	602,699
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/22(a)		500,000	546,947
Wharf Finance No. 1, Ltd.
4.500%, 07/20/21	SGD	500,000	413,601
Tencent Holdings, Ltd.
4.625%, 12/12/16(a)		350,000	372,843
Fita International, Ltd.
7.000%, 02/10/20		300,000	337,992
Beijing Enterprises Water Group, Ltd.
3.750%, 06/30/14	CNY	1,500,000	238,237
Total China/Hong Kong			6,739,842

PHILIPPINES: 6.5%
Alliance Global Group, Inc.
6.500%, 08/18/17		550,000	596,223
International Container Terminal Services, Inc.
7.375%, 03/17/20		500,000	569,141
SM Investments Corp.
5.500%, 10/13/17		500,000	526,964
Total Philippines			1,692,328

THAILAND: 5.9%
Bangkok Bank Public Co., Ltd.
9.025%, 03/15/29		500,000	647,500
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/42		500,000	576,723
PTTEP Canada International Finance, Ltd.
5.692%, 04/05/21(a)		250,000	288,343
Total Thailand			1,512,566

SINGAPORE: 4.3%
Global Logistic Properties, Ltd.
3.375%, 05/11/16	CNY	4,500,000	703,467
Oversea-Chinese Banking Corp., Ltd.
3.750%(b), 11/15/22		400,000	413,366
Total Singapore			1,116,833

SOUTH KOREA: 3.4%
Kia Motors Corp.
3.625%, 06/14/16		500,000	525,847
Korea Hydro & Nuclear Power Co., Ltd.
4.750%, 07/13/21		300,000	340,561
Total South Korea			866,408

MALAYSIA: 2.8%
Axiata SPV1 Labuan, Ltd.
5.375%, 04/28/20		650,000	728,512
Total Malaysia			728,512

AUSTRALIA: 2.5%
Macquarie Bank, Ltd.
6.625%, 04/07/21		600,000	642,186
Total Australia			642,186

INDONESIA: 1.1%
PT Adaro Indonesia
7.625%, 10/22/19(a)		250,000	275,000
Total Indonesia			275,000

	Face Amount*		Value
JAPAN: 0.9%
ORIX Corp.
4.000%, 11/29/14	CNY	1,500,000	$238,662
Total Japan			238,662
TOTAL CORPORATE BONDS (Cost $13,163,579)			13,812,337

COMMON EQUITIES: 9.6%

	Shares
CHINA/HONG KONG: 3.5%
The Link REIT	55,000	260,670
HSBC Holdings PLC	24,000	225,792
Power Assets Holdings, Ltd.	25,000	212,309
CNOOC, Ltd.	102,000	209,155
Total China/Hong Kong		907,926

SINGAPORE: 1.9%
StarHub, Ltd.	90,000	272,816
Ascendas REIT	110,000	216,020
Total Singapore		488,836

PHILIPPINES: 1.8%
Alliance Global Group, Inc.	700,000	246,674
Globe Telecom, Inc.	8,000	221,887
Total Philippines		468,561

THAILAND: 1.4%
Kasikornbank Public Co., Ltd.	60,000	355,750
Total Thailand		355,750

MALAYSIA: 1.0%
Axiata Group BHD	120,000	255,194
Total Malaysia		255,194
TOTAL COMMON EQUITIES (Cost $2,055,553)		2,476,267

TOTAL INVESTMENTS: 97.4% (Cost $23,787,181(c))		25,164,301

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.6%		670,935

NET ASSETS: 100.0%		$25,835,236

(a)                                           Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(b)                                           Variable rate security. The rate represents the rate in effect at September 30, 2012.

(c)                                            Cost for federal income tax purposes is $23,787,181 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,420,679
Gross unrealized depreciation	(43,559)
Net unrealized appreciation	$1,377,120

*                                                   All values are in USD unless otherwise noted

CNY                               Chinese Renminbi (Yuan)

IDR                                   Indonesian Rupiah

JPY                                     Japanese Yen

KRW                           Korean Won

MYR                            Malaysian Ringgit

PHP                                  Philippine Peso

REIT                            Real Estate Investment Trust

SGD                                 Singapore Dollar

THB                               Thai Baht

USD                                 U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
SHORT	USD	776,072	JPY	61,044,271	Brown Brothers Harriman	12/04/12	$(6,626)

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  79.6%

	Shares	Value
CHINA/HONG KONG: 21.7%
HSBC Holdings PLC ADR	2,230,333	$103,621,271
CLP Holdings, Ltd.	11,771,700	100,045,141
AIA Group, Ltd.	21,765,600	81,122,232
Television Broadcasts, Ltd.	8,897,000	65,746,042
Hang Lung Properties, Ltd.	19,139,920	65,411,995
China Pacific Insurance Group Co., Ltd. H Shares	20,355,800	61,560,541
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	43,012,000	55,581,308
Jardine Matheson Holdings, Ltd.	968,000	55,079,200
VTech Holdings, Ltd.	4,184,700	51,269,530
China Mobile, Ltd. ADR	905,500	50,128,480
Vitasoy International Holdings, Ltd.†	51,771,000	45,334,385
Citic Telecom International Holdings, Ltd.†	139,126,000	27,810,667
Cafe’ de Coral Holdings, Ltd.	9,776,000	27,421,541
Total China/Hong Kong		790,132,333

SINGAPORE: 14.9%
Singapore Technologies Engineering, Ltd.	52,104,125	150,300,360
Ascendas REIT	53,925,000	105,898,998
Keppel Corp., Ltd.	8,415,900	78,178,993
United Overseas Bank, Ltd.	3,861,000	61,822,563
Cerebos Pacific, Ltd.	7,740,000	41,311,115
ARA Asset Management, Ltd.	28,381,100	36,540,204
SIA Engineering Co., Ltd.	10,768,000	36,501,695
Singapore Post, Ltd.	38,209,000	34,092,939
Total Singapore		544,646,867

THAILAND: 8.0%
PTT Public Co., Ltd.	8,719,200	93,197,427
BEC World Public Co., Ltd.	30,807,800	76,569,094
Glow Energy Public Co., Ltd.	21,887,400	47,109,820
Land & Houses Public Co., Ltd. NVDR	145,090,300	42,895,443
Banpu Public Co., Ltd.	2,480,250	31,587,329
Total Thailand		291,359,113

JAPAN: 6.2%
Hisamitsu Pharmaceutical Co., Inc.	1,983,600	109,677,524
Japan Real Estate Investment Corp., REIT	7,889	79,456,099
NTT DoCoMo, Inc.	22,250	36,094,951
Total Japan		225,228,574

AUSTRALIA: 5.6%
CSL, Ltd.	1,758,532	83,909,842
Telstra Corp., Ltd.	16,073,997	65,360,407
Macquarie Group, Ltd.	1,879,326	55,480,685
Total Australia		204,750,934

MALAYSIA: 5.1%
AMMB Holdings BHD	40,175,100	83,596,805
Axiata Group BHD	29,634,423	63,021,021
Telekom Malaysia BHD	20,245,551	41,001,132
Total Malaysia		187,618,958

TAIWAN: 5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,673,187	63,330,963
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,558,724	56,299,014
Chunghwa Telecom Co., Ltd. ADR	1,277,525	40,561,419
Taiwan Hon Chuan Enterprise Co., Ltd.	9,901,193	21,684,773
Total Taiwan		181,876,169

SOUTH KOREA: 4.0%
S1 Corp.	771,922	47,506,098
KT&G Corp.	447,982	34,140,023
KT Corp. ADR	2,089,505	32,679,858
GS Home Shopping, Inc.	298,935	29,720,690
Total South Korea		144,046,669

INDONESIA: 2.9%
PT Perusahaan Gas Negara Persero	141,686,000	61,071,552
PT Telekomunikasi Indonesia Persero ADR	1,153,600	44,909,648
Total Indonesia		105,981,200

UNITED KINGDOM: 2.0%
BHP Billiton PLC	2,296,898	71,399,066
Total United Kingdom		71,399,066

PHILIPPINES: 1.6%
Globe Telecom, Inc.	2,065,510	57,288,627
Total Philippines		57,288,627

INDIA: 1.6%
Housing Development Finance Corp.	3,875,750	56,775,746
Total India		56,775,746

VIETNAM: 1.0%
Vietnam Dairy Products JSC	5,982,535	33,482,866
Bao Viet Holdings	1,761,021	2,729,361
Total Vietnam		36,212,227
TOTAL COMMON EQUITIES (Cost $2,284,650,928)		2,897,316,483

PREFERRED EQUITIES: 3.2%
SOUTH KOREA: 3.2%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	515,311	39,085,604
Hyundai Motor Co., Ltd., Pfd.	541,280	35,065,038
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760	21,348,247
LG Household & Health Care, Ltd., Pfd.	121,855	20,940,959
Total South Korea		116,439,848
TOTAL PREFERRED EQUITIES (Cost $48,826,622)		116,439,848

CORPORATE BONDS: 14.4%

	Face Amount*
CHINA/HONG KONG: 5.0%
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/14	HKD	676,210,000	101,814,558
Power Regal Group, Ltd., Cnv.
2.250%, 06/02/14	HKD	234,020,000	37,453,823
Hong Kong Exchanges and Clearing, Ltd., Cnv.
0.500%, 10/23/17		22,000,000	22,132,440

	Face Amount*		Value
PB Issuer No. 2, Ltd., Cnv.
1.750%, 04/12/16		21,820,000	$20,969,020
Total China/Hong Kong			182,369,841

SINGAPORE: 4.0%
CapitaLand, Ltd., Cnv.
3.125%, 03/05/18	SGD	62,000,000	53,679,107
CapitaLand, Ltd., Cnv.
2.875%, 09/03/16	SGD	41,750,000	34,448,615
Wilmar International, Ltd., Cnv.
0.000%, 12/18/12		26,500,000	31,044,750
Olam International, Ltd., Cnv.
6.000%, 10/15/16		24,300,000	27,191,700
Total Singapore			146,364,172

INDIA: 3.5%
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/14		56,200,000	57,661,200
Larsen & Toubro, Ltd., Cnv.
3.500%, 10/22/14		41,200,000	43,218,800
Sintex Industries, Ltd., Cnv.
0.000%, 03/13/13		22,700,000	28,034,500
Total India			128,914,500

AUSTRALIA: 1.9%
QBE Funding Trust, Cnv.
0.000%, 05/12/30		104,571,000	67,709,723
Total Australia			67,709,723
TOTAL CORPORATE BONDS (Cost $523,726,986)			525,358,236

TOTAL INVESTMENTS: 97.2% (Cost $2,857,204,536(b))			3,539,114,567

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.8%			102,983,088

NET ASSETS: 100.0%			$3,642,097,655

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Cost for federal income tax purposes is $2,860,062,527 and net unrealized appreciation consists of:

Gross unrealized appreciation	$781,511,739
Gross unrealized depreciation	(102,459,699)
Net unrealized appreciation	$679,052,040

†                                                   Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

*                                                   All values are in USD unless otherwise noted.

ADR                               American Depositary Receipt

BHD                              Berhad

Cnv.                                Convertible

HKD                             Hong Kong Dollar

JSC                                     Joint Stock Co.

NVDR                      Non-voting Depositary Receipt

Pfd.                                    Preferred

REIT                            Real Estate Investment Trust

SGD                                 Singapore Dollar

USD                                 U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  95.9%

	Shares	Value
CHINA/HONG KONG: 31.2%
China Mobile, Ltd. ADR	1,760,800	$97,477,888
HSBC Holdings PLC ADR	2,059,791	95,697,890
China Shenhua Energy Co., Ltd. H Shares	21,591,000	83,812,859
Cheung Kong Holdings, Ltd.	5,455,000	79,988,329
Cheung Kong Infrastructure Holdings, Ltd.	12,468,000	75,492,498
Television Broadcasts, Ltd.	9,965,000	73,638,228
Shenzhou International Group Holdings, Ltd.	37,691,000	64,648,835
Guangdong Investment, Ltd.	68,798,000	54,388,576
The Link REIT	10,220,000	48,437,268
Minth Group, Ltd.	44,441,000	46,882,259
Jiangsu Expressway Co., Ltd. H Shares	56,104,000	46,523,909
Cafe’ de Coral Holdings, Ltd.	16,350,000	45,861,518
Yuexiu Transport Infrastructure, Ltd.†	90,030,000	42,611,293
Xingda International Holdings, Ltd.†	100,543,000	31,638,295
Haitian International Holdings, Ltd.	27,642,000	31,370,652
Esprit Holdings, Ltd.	15,574,700	23,942,382
Sichuan Expressway Co., Ltd. H Shares†	74,946,000	20,877,265
China Fishery Group, Ltd.	30,910,000	18,134,941
Kingboard Laminates Holdings, Ltd.	23,379,500	9,708,732
Li Ning Co., Ltd.(b)	12,769,000	6,801,087
Yip’s Chemical Holdings, Ltd.	7,738,000	5,049,526
Total China/Hong Kong		1,002,984,230

JAPAN: 23.4%
Japan Tobacco, Inc.	4,385,200	131,600,953
ITOCHU Corp.	11,989,500	121,523,507
ORIX Corp.	1,200,720	120,625,894
NTT DoCoMo, Inc.	44,250	71,784,341
Pigeon Corp.†	1,501,800	68,701,000
Lawson, Inc.	815,100	62,667,863
Hisamitsu Pharmaceutical Co., Inc.	979,200	54,142,081
Miraca Holdings, Inc.	1,078,200	48,425,051
EPS Corp.†	14,592	41,790,261
Shinko Plantech Co., Ltd.†	3,760,200	30,692,560
Total Japan		751,953,511

SINGAPORE: 12.3%
Singapore Technologies Engineering, Ltd.	30,906,000	89,151,923
Ascendas REIT	40,725,000	79,976,573
United Overseas Bank, Ltd.	4,200,000	67,250,652
CapitaRetail China Trust, REIT†	45,127,000	53,871,459
Super Group, Ltd.	20,514,000	36,608,263
ARA Asset Management, Ltd.	27,240,600	35,071,829
Ascendas India Trust†	55,065,000	34,325,884
Total Singapore		396,256,583

TAIWAN: 7.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	63,359,733
Johnson Health Tech Co., Ltd.†	14,686,891	37,827,630
TXC Corp.†	21,549,524	36,058,613
Chunghwa Telecom Co., Ltd. ADR	985,701	31,296,007
Taiwan Hon Chuan Enterprise Co., Ltd.	12,151,948	26,614,190
St. Shine Optical Co., Ltd.	1,911,000	24,577,311
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	14,234,155
CyberLink Corp.	1,421,973	4,996,443
Total Taiwan		238,964,082

AUSTRALIA: 7.3%
Metcash, Ltd.	25,417,446	93,334,019
QBE Insurance Group, Ltd.	4,484,726	60,243,539
Coca-Cola Amatil, Ltd.	2,994,730	42,123,278
David Jones, Ltd.	14,887,739	38,762,097
Total Australia		234,462,933

THAILAND: 5.0%
Thai Beverage Public Co., Ltd.	199,641,000	65,885,434
PTT Exploration & Production Public Co., Ltd.	10,135,000	53,506,741
Tisco Financial Group Public Co., Ltd.	28,100,000	41,994,802
Total Thailand		161,386,977

SOUTH KOREA: 3.5%
KT&G Corp.	1,143,000	87,106,283
MegaStudy Co., Ltd.	232,984	15,512,352
Woongjin Thinkbig Co., Ltd.†	2,079,870	11,302,980
Total South Korea		113,921,615

INDONESIA: 3.1%
PT Perusahaan Gas Negara Persero	142,302,000	61,337,069
PT Telekomunikasi Indonesia Persero ADR	717,634	27,937,492
PT Telekomunikasi Indonesia Persero	9,036,500	8,923,190
Total Indonesia		98,197,751

PHILIPPINES: 1.5%
Globe Telecom, Inc.	1,703,820	47,256,856
Total Philippines		47,256,856

INDIA: 1.2%
Tata Motors, Ltd. DVR A Shares	12,900,000	39,321,754
Total India		39,321,754
TOTAL COMMON EQUITIES (Cost $2,803,344,871)		3,084,706,292

CLOSED-END INVESTMENT COMPANY: 0.2%
THAILAND: 0.2%
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	12,907,000	6,248,028
Total Thailand		6,248,028
TOTAL CLOSED-END INVESTMENT COMPANY (Cost $4,876,111)		6,248,028

TOTAL INVESTMENTS: 96.1% (Cost $2,808,220,982(c))		3,090,954,320

CASH AND OTHER ASSETS, LESS LIABILITIES : 3.9%		125,058,029

NET ASSETS: 100.0%		$3,216,012,349

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Non-income producing security.

(c)                                            Cost for federal income tax purposes is $2,809,008,227 and net unrealized appreciation consists of:

Gross unrealized appreciation	$513,029,525
Gross unrealized depreciation	(231,083,432)
Net unrealized appreciation	$281,946,093

†                                                   Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                               American Depositary Receipt

DVR                               Differential Voting Right

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	September 30, 2012
Schedule of Investments (unaudited)

COMMON EQUITIES:  94.7%

	Shares	Value
FINANCIALS: 18.5%
Real Estate Investment Trusts: 7.5%
The Link REIT	257,500	$1,220,411
CapitaRetail China Trust, REIT	930,000	1,110,210
		2,330,621
Real Estate Management & Development: 7.0%
Cheung Kong Holdings, Ltd.	80,000	1,173,064
Swire Pacific, Ltd. A Shares	53,000	649,338
E-House China Holdings, Ltd. ADS	89,000	380,920
		2,203,322
Commercial Banks: 4.0%
HSBC Holdings PLC ADR	27,000	1,254,420
Total Financials		5,788,363

CONSUMER DISCRETIONARY: 16.7%
Auto Components: 4.1%
Minth Group, Ltd.	868,000	915,681
Xinyi Glass Holdings, Ltd.	812,000	378,037
		1,293,718
Media: 3.6%
Television Broadcasts, Ltd.	150,000	1,108,453

Hotels, Restaurants & Leisure: 3.5%
Cafe’ de Coral Holdings, Ltd.	388,000	1,088,334

Leisure Equipment & Products: 2.8%
Johnson Health Tech Co., Ltd.	343,132	883,773

Textiles, Apparel & Luxury Goods: 2.7%
Shenzhou International Group Holdings, Ltd.	489,000	838,749
Total Consumer Discretionary		5,213,027

INDUSTRIALS: 15.0%
Transportation Infrastructure: 8.9%
China Merchants Holdings International Co., Ltd.	318,000	980,159
Jiangsu Expressway Co., Ltd. H Shares	996,000	825,927
Yuexiu Transport Infrastructure, Ltd.	1,282,000	606,772
Sichuan Expressway Co., Ltd. H Shares	1,356,000	377,733
		2,790,591
Machinery: 3.2%
Haitian International Holdings, Ltd.	880,000	998,704

Air Freight & Logistics: 2.9%
Shenzhen Chiwan Petroleum, B Shares(a)	793,017	888,738
Total Industrials		4,678,033

INFORMATION TECHNOLOGY: 9.9%
Electronic Equipment, Instruments & Components: 4.2%
TXC Corp.	585,199	979,208
Digital China Holdings, Ltd.	222,000	353,869
		1,333,077
Semiconductors & Semiconductor Equipment: 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	388,000	1,188,613

Software: 1.9%
CyberLink Corp.	166,963	586,664
Total Information Technology		3,108,354

ENERGY: 9.1%
Oil, Gas & Consumable Fuels: 9.1%
China Shenhua Energy Co., Ltd. H Shares	285,000	1,106,325
CNOOC, Ltd. ADR	5,250	1,064,332
China Petroleum & Chemical Corp. ADR	7,440	687,605
Total Energy		2,858,262

UTILITIES: 7.4%
Water Utilities: 3.9%
Guangdong Investment, Ltd.	1,536,000	1,214,292

Electric Utilities: 3.5%
Cheung Kong Infrastructure Holdings, Ltd.	182,000	1,101,992
Total Utilities		2,316,284

TELECOMMUNICATION SERVICES: 5.7%
Wireless Telecommunication Services: 3.6%
China Mobile, Ltd. ADR	20,530	1,136,541

Diversified Telecommunication Services: 2.1%
Chunghwa Telecom Co., Ltd. ADR	20,604	654,177
Total Telecommunication Services		1,790,718

MATERIALS: 5.7%
Containers & Packaging: 3.4%
Taiwan Hon Chuan Enterprise Co., Ltd.	483,354	1,058,602

Metals & Mining: 2.3%
Xingda International Holdings, Ltd.	2,307,000	725,954
Total Materials		1,784,556

CONSUMER STAPLES: 3.7%
Food Products: 3.7%
Vitasoy International Holdings, Ltd.	1,306,000	1,143,627
Total Consumer Staples		1,143,627

HEALTH CARE: 3.0%
Health Care Equipment & Supplies: 3.0%
St. Shine Optical Co., Ltd.	72,000	925,990
Total Health Care		925,990

TOTAL INVESTMENTS: 94.7% (Cost $27,685,264(b))		29,607,214

CASH AND OTHER ASSETS, LESS LIABILITIES : 5.3%		1,644,029

NET ASSETS: 100.0%		$31,251,243

(a)                                           Illiquid security.

(b)                                           Cost for federal income tax purposes is $27,685,264 and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,057,174
Gross unrealized depreciation	(2,135,224)
Net unrealized appreciation	$1,921,950

ADR                               American Depositary Receipt

ADS                                 American Depositary Share

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES: 94.4%

	Shares	Value
JAPAN: 34.4%
ORIX Corp.	174,370	$17,517,437
Toyota Motor Corp.	363,000	14,140,441
Mitsui & Co., Ltd.	792,500	11,150,243
Rakuten, Inc.	1,079,000	10,991,863
Sysmex Corp.	222,100	10,686,642
Kakaku.com, Inc.	244,900	9,216,700
Rinnai Corp.	117,500	8,762,814
Nidec Corp.	109,400	8,004,536
Start Today Co., Ltd.	529,900	7,604,921
FANUC Corp.	44,100	7,108,893
Unicharm Corp.	118,200	6,785,443
Nitto Denko Corp.	98,400	4,690,518
Otsuka Holdings Co., Ltd.	137,900	4,276,243
Fuji Heavy Industries, Ltd.	457,000	3,794,669
Komatsu, Ltd.	188,900	3,720,391
Calbee, Inc.	39,000	3,418,247
Pigeon Corp.	72,700	3,325,718
Total Japan		135,195,719

CHINA/HONG KONG: 18.4%
Sinopharm Group Co., Ltd. H Shares	2,836,800	9,091,311
China Lodging Group, Ltd. ADS(b)	453,600	7,570,584
Dairy Farm International Holdings, Ltd.	602,454	6,693,264
Haitian International Holdings, Ltd.	5,625,000	6,383,761
Sands China, Ltd.	1,692,400	6,318,631
Baidu, Inc. ADR(b)	49,400	5,770,908
Tingyi (Cayman Islands) Holding Corp.	1,888,000	5,685,390
Hang Lung Group, Ltd.	782,000	4,956,803
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	3,804,000	4,915,635
Dongfeng Motor Group Co., Ltd. H Shares	3,696,000	4,313,720
Sany Heavy Equipment International Holdings Co., Ltd.	7,862,000	4,278,750
Shenzhou International Group Holdings, Ltd.	2,259,000	3,874,711
China Kanghui Holdings, Inc. ADR(b)	82,989	2,518,716
Total China/Hong Kong		72,372,184

INDIA: 7.7%
Emami, Ltd.	866,979	8,192,290
HDFC Bank, Ltd.	627,431	7,475,428
Multi Commodity Exchange of India, Ltd.	232,913	5,659,991
Castrol India, Ltd.	838,954	4,940,476
Sun Pharmaceutical Industries, Ltd.	313,520	4,125,182
Total India		30,393,367

THAILAND: 7.2%
Major Cineplex Group Public Co., Ltd.	11,921,000	7,319,912
Siam Commercial Bank Public Co., Ltd.	1,264,400	6,921,748
SVI Public Co., Ltd.(b)	47,651,300	5,944,802
Banpu Public Co., Ltd.	331,800	4,225,653
SNC Former Public Co., Ltd.	4,457,900	3,946,646
Total Thailand		28,358,761

INDONESIA: 6.2%
PT Bank Rakyat Indonesia Persero	11,610,500	9,038,477
PT Indofood CBP Sukses Makmur	13,349,000	8,857,487
PT Astra International	8,425,000	6,514,629
Total Indonesia		24,410,593

TAIWAN: 5.2%
St. Shine Optical Co., Ltd.	624,000	8,025,244
Synnex Technology International Corp.	3,133,000	7,096,771
Gourmet Master Co., Ltd.	726,800	5,491,879
Total Taiwan		20,613,894

AUSTRALIA: 4.2%
Oil Search, Ltd.	1,305,704	10,049,708
CSL, Ltd.	137,045	6,539,218
Total Australia		16,588,926

SINGAPORE: 2.6%
Keppel Land, Ltd.	2,204,000	6,375,652
Goodpack, Ltd.	2,564,000	3,875,668
Total Singapore		10,251,320

VIETNAM: 2.2%
Vietnam Dairy Products JSC	1,564,020	8,753,459
Total Vietnam		8,753,459

SRI LANKA: 1.9%
John Keells Holdings PLC	4,298,200	7,608,403
Total Sri Lanka		7,608,403

CAMBODIA: 1.9%
NagaCorp, Ltd.	13,448,000	7,544,290
Total Cambodia		7,544,290

MALAYSIA: 1.5%
Parkson Holdings BHD	2,096,969	3,306,851
Oldtown BHD	3,740,500	2,349,668
Total Malaysia		5,656,519

SOUTH KOREA: 1.0%
Kiwoom Securities Co., Ltd.	67,641	3,980,225
Total South Korea		3,980,225

TOTAL INVESTMENTS: 94.4% (Cost $292,705,203(c))		371,727,660

CASH AND OTHER ASSETS, LESS LIABILITIES : 5.6%		21,984,747

NET ASSETS: 100.0%		$393,712,407

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Non-income producing security.

(c)                                            Cost for federal income tax purposes is $292,705,206 and net unrealized appreciation consists of:

Gross unrealized appreciation	$90,635,834
Gross unrealized depreciation	(11,613,380)
Net unrealized appreciation	$79,022,454

ADR                               American Depositary Receipt

ADS                                 American Depositary Share

BHD                              Berhad

JSC                                     Joint Stock Co.

See accompanying notes to schedules of Investments.

Matthews Pacific Tiger Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES: 97.9%

	Shares	Value
CHINA/HONG KONG: 28.5%
Hang Lung Group, Ltd.	24,139,000	$153,008,022
Ping An Insurance Group Co. of China, Ltd. H Shares	19,029,500	143,812,421
Dairy Farm International Holdings, Ltd.	12,901,446	143,335,065
Sinopharm Group Co., Ltd. H Shares†	43,788,000	140,330,769
China Resources Land, Ltd.	54,976,000	121,096,727
China Mobile, Ltd. ADR	2,063,150	114,215,984
Tingyi (Cayman Islands) Holding Corp.	36,846,000	110,955,449
Digital China Holdings, Ltd.	53,828,000	85,802,139
Lenovo Group, Ltd.	101,092,000	83,699,569
Hengan International Group Co., Ltd.	7,996,000	75,587,183
Swire Pacific, Ltd. A Shares	5,683,500	69,632,321
Tencent Holdings, Ltd.	2,011,900	68,550,497
China Resources Enterprise, Ltd.	19,852,000	66,309,451
China Vanke Co., Ltd. B Shares	48,875,258	61,456,112
Shangri-La Asia, Ltd.	31,457,333	61,015,635
Baidu, Inc. ADR(b)	497,700	58,141,314
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	55,387,752
Li & Fung, Ltd.	35,302,000	54,723,666
Dongfeng Motor Group Co., Ltd. H Shares	42,690,000	49,824,866
China Merchants Bank Co., Ltd. H Shares	22,182,350	37,361,313
Li Ning Co., Ltd.(b)	36,851,500	19,628,026
Ctrip.com International, Ltd. ADR(b)	1,143,750	19,306,500
Total China/Hong Kong		1,793,180,781

INDIA: 17.7%
Tata Power Co., Ltd.	84,210,510	170,510,228
Housing Development Finance Corp.	7,485,685	109,657,575
ITC, Ltd.	21,185,000	109,146,322
Kotak Mahindra Bank, Ltd.	8,767,491	107,649,265
HDFC Bank, Ltd.	8,635,920	102,891,311
Sun Pharmaceutical Industries, Ltd.	7,476,815	98,377,196
GAIL India, Ltd.	12,288,283	89,011,355
Container Corp. of India, Ltd.	4,188,081	75,790,343
Titan Industries, Ltd.	13,593,760	67,206,802
Dabur India, Ltd.	25,308,038	61,250,417
Infosys, Ltd.	848,401	40,891,260
Sun TV Network, Ltd.	4,804,753	31,749,496
Thermax, Ltd.	2,624,110	27,866,008
HDFC Bank, Ltd. ADR	319,500	12,006,810
Infosys, Ltd. ADR	219,611	10,659,918
Total India		1,114,664,306

SOUTH KOREA: 15.4%
Samsung Electronics Co., Ltd.	125,504	151,992,608
Dongbu Insurance Co., Ltd.	3,255,500	141,769,530
Cheil Worldwide, Inc.†	5,766,350	122,702,096
NHN Corp.	436,302	114,038,942
Green Cross Corp.†	719,049	109,659,947
Hyundai Mobis	317,719	88,761,499
Yuhan Corp.†	584,138	80,413,086
Amorepacific Corp.	67,652	71,826,142
POSCO	195,584	64,319,187
MegaStudy Co., Ltd.†	396,412	26,393,583
Total South Korea		971,876,620

INDONESIA: 8.8%
PT Perusahaan Gas Negara Persero	364,396,500	157,067,457
PT Astra International	146,652,300	113,398,853
PT Bank Central Asia	115,688,500	95,500,434
PT Indofood CBP Sukses Makmur	138,070,500	91,614,177
PT Telekomunikasi Indonesia Persero	80,460,500	79,451,591
PT Telekomunikasi Indonesia Persero ADR	375,700	14,626,001
Total Indonesia		551,658,513

TAIWAN: 8.6%
Delta Electronics, Inc.	50,171,000	194,258,908
Synnex Technology International Corp.	50,022,354	113,309,032
President Chain Store Corp.	19,439,608	104,116,481
Yuanta Financial Holding Co., Ltd.	133,911,782	70,351,252
Taiwan Semiconductor Manufacturing Co., Ltd.	20,423,513	62,566,103
Total Taiwan		544,601,776

THAILAND: 7.8%
Central Pattana Public Co., Ltd.	75,596,100	147,360,819
Bank of Ayudhya Public Co., Ltd.	138,106,700	140,215,542
PTT Exploration & Production Public Co., Ltd.	20,425,000	107,831,790
Siam Cement Public Co., Ltd. NVDR	8,603,500	97,551,056
Total Thailand		492,959,207

MALAYSIA: 4.7%
Genting BHD	47,065,500	134,120,891
Public Bank BHD	22,511,386	105,909,940
Top Glove Corp. BHD	25,175,960	40,360,610
IHH Healthcare BHD(b)	9,244,000	9,677,998
IHH Healthcare BHD(b)	2,970,000	3,109,884
Total Malaysia		293,179,323

SINGAPORE: 2.8%
Keppel Land, Ltd.	35,212,000	101,860,006
Hyflux, Ltd.†	65,284,280	74,742,840
Total Singapore		176,602,846

PHILIPPINES: 2.5%
SM Prime Holdings, Inc.	466,949,271	158,951,927
Total Philippines		158,951,927

VIETNAM: 1.1%
Vietnam Dairy Products JSC	11,987,745	67,092,639
Total Vietnam		67,092,639

TOTAL INVESTMENTS: 97.9% (Cost $4,555,988,255(c))		6,164,767,938

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.1%		131,740,930

NET ASSETS: 100.0%		$6,296,508,868

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Non-income producing security.

(c)                                            Cost for federal income tax purposes is $4,557,250,857and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,756,549,882
Gross unrealized depreciation	(149,032,801)
Net unrealized appreciation	$1,607,517,081

†                                                   Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                               American Depositary Receipt

BHD                              Berhad

JSC                                     Joint Stock Co.

NVDR                      Non-voting Depositary Receipt

See accompanying notes to schedules of Investments.

Matthews China Fund	September 30, 2012
Schedule of Investments (unaudited)

COMMON EQUITIES: CHINA/HONG KONG: 99.4%

	Shares	Value
FINANCIALS: 23.6%
Real Estate Management & Development: 8.5%
China Resources Land, Ltd.	21,528,000	$47,420,153
Hang Lung Group, Ltd.	7,063,000	44,769,695
China Vanke Co., Ltd. B Shares	34,152,168	42,943,189
Swire Pacific, Ltd. A Shares	2,411,500	29,544,883
		164,677,920
Commercial Banks: 7.4%
China Merchants Bank Co., Ltd. H Shares	24,978,114	42,070,166
BOC Hong Kong Holdings, Ltd.	11,636,000	36,990,656
China Construction Bank Corp. H Shares	51,366,660	35,639,779
Agricultural Bank of China, Ltd. H Shares	71,103,000	27,692,762
		142,393,363
Insurance: 5.8%
Ping An Insurance Group Co. of China, Ltd. H Shares	6,603,000	49,901,123
China Life Insurance Co., Ltd. H Shares	15,359,000	44,369,278
China Life Insurance Co., Ltd. ADR	397,100	17,222,227
		111,492,628
Diversified Financial Services: 1.9%
Hong Kong Exchanges and Clearing, Ltd.	2,395,600	36,208,732
Total Financials		454,772,643

CONSUMER DISCRETIONARY: 17.6%
Hotels, Restaurants & Leisure: 7.1%
Cafe’ de Coral Holdings, Ltd.	16,334,100	45,816,918
Shangri-La Asia, Ltd.	16,551,400	32,103,618
Home Inns & Hotels Management, Inc. ADR(a)	1,221,746	30,299,301
Sands China, Ltd.	7,465,600	27,873,062
		136,092,899
Multiline Retail: 2.6%
Golden Eagle Retail Group, Ltd.	17,399,000	34,151,544
Parkson Retail Group, Ltd.	18,895,500	15,839,561
		49,991,105
Specialty Retail: 2.1%
Belle International Holdings, Ltd.	21,910,000	39,671,707

Distributors: 1.8%
Li & Fung, Ltd.	22,270,400	34,522,631

Media: 1.6%
Television Broadcasts, Ltd.	4,082,000	30,164,701

Automobiles: 1.5%
Dongfeng Motor Group Co., Ltd. H Shares	25,626,000	29,908,925

Textiles, Apparel & Luxury Goods: 0.9%
Ports Design, Ltd.	14,983,500	11,574,747
Li Ning Co., Ltd.(a)	12,019,000	6,401,619
		17,976,366
Total Consumer Discretionary		338,328,334

INFORMATION TECHNOLOGY: 12.5%
Internet Software & Services: 5.4%
Tencent Holdings, Ltd.	1,040,700	35,459,268
Sina Corp.(a)	539,500	34,894,860
NetEase, Inc. ADR(a)	580,300	32,578,042
		102,932,170
Electronic Equipment, Instruments & Components: 2.5%
Digital China Holdings, Ltd.	30,559,000	48,711,221

Computers & Peripherals: 1.7%
Lenovo Group, Ltd.	40,366,000	33,421,208

Communications Equipment: 1.6%
ZTE Corp. H Shares	18,547,104	29,755,544

Software: 1.3%
Kingdee International Software Group Co., Ltd.(a)	123,524,800	25,488,574
Total Information Technology		240,308,717

CONSUMER STAPLES: 11.3%
Food Products: 4.0%
Tingyi (Cayman Islands) Holding Corp.	16,261,000	48,967,230
China Mengniu Dairy Co., Ltd.	9,651,000	28,875,646
		77,842,876
Food & Staples Retailing: 3.6%
China Resources Enterprise, Ltd.	10,090,000	33,702,517
Lianhua Supermarket Holdings Co., Ltd. H Shares†	28,947,800	22,996,814
Sun Art Retail Group, Ltd.	9,443,000	11,751,917
		68,451,248
Personal Products: 1.9%
Hengan International Group Co., Ltd.	3,904,000	36,904,998

Beverages: 1.8%
Tsingtao Brewery Co., Ltd. H Shares	6,373,000	35,177,024
Total Consumer Staples		218,376,146

INDUSTRIALS: 9.5%
Machinery: 3.5%
CSR Corp., Ltd. H Shares	49,326,000	32,633,576
Sany Heavy Equipment International Holdings Co., Ltd.	34,230,500	18,629,324
China National Materials Co., Ltd. H Shares	55,910,000	15,718,728
		66,981,628
Transportation Infrastructure: 3.1%
China Merchants Holdings International Co., Ltd.	11,946,581	36,822,472
Yuexiu Transport Infrastructure, Ltd.	50,775,000	24,031,861
		60,854,333
Airlines: 1.5%
Air China, Ltd. H Shares	45,027,900	28,338,243

Industrial Conglomerates: 1.4%
NWS Holdings, Ltd.	16,914,914	27,180,612
Total Industrials		183,354,816

ENERGY: 7.8%
Oil, Gas & Consumable Fuels: 5.6%
CNOOC, Ltd.	19,165,000	39,298,625
China Shenhua Energy Co., Ltd. H Shares	9,612,000	37,312,269
China Petroleum & Chemical Corp. (Sinopec) H Shares	33,028,000	30,838,429
		107,449,323
Energy Equipment & Services: 2.2%
China Oilfield Services, Ltd. H Shares	23,562,000	42,906,022
Total Energy		150,355,345

	Shares	Value
TELECOMMUNICATION SERVICES: 6.3%
Wireless Telecommunication Services: 3.7%
China Mobile, Ltd.	3,988,083	$44,206,026
China Mobile, Ltd. ADR	488,300	27,032,288
		71,238,314
Diversified Telecommunication Services: 2.6%
China Communications Services Corp., Ltd. H Shares	85,864,800	49,720,204
Total Telecommunication Services		120,958,518

UTILITIES: 5.7%
Electric Utilities: 2.9%
Cheung Kong Infrastructure Holdings, Ltd.	9,156,500	55,441,695

Gas Utilities: 2.1%
Hong Kong & China Gas Co., Ltd.	15,805,739	40,074,649

Independent Power Producers & Energy Traders: 0.7%
China Longyuan Power Group Corp. H Shares	20,724,000	13,630,606
Total Utilities		109,146,950

HEALTH CARE: 5.1%
Health Care Equipment & Supplies: 2.6%
Mindray Medical International, Ltd. ADR	1,527,468	51,338,199

Health Care Providers & Services: 2.5%
Sinopharm Group Co., Ltd. H Shares	14,961,200	47,947,307
Total Health Care		99,285,506

TOTAL INVESTMENTS: 99.4% (Cost $1,738,689,563(b))		1,914,886,975

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.6%		11,294,646

NET ASSETS: 100.0%		$1,926,181,621

(a)                                           Non-income producing security.

(b)                                           Cost for federal income tax purposes is $1,740,065,424 and net unrealized appreciation consists of:

Gross unrealized appreciation	$364,409,646
Gross unrealized depreciation	(189,588,095)
Net unrealized appreciation	$174,821,551

†                                                   Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                               American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  97.6%

	Shares	Value
FINANCIALS: 24.2%
Commercial Banks: 11.3%
ICICI Bank, Ltd.	1,150,000	$23,047,394
HDFC Bank, Ltd.	1,830,165	21,805,213
Allahabad Bank	3,908,529	10,870,013
Axis Bank, Ltd.	333,532	7,162,366
HDFC Bank, Ltd. ADR	172,635	6,487,623
ICICI Bank, Ltd. ADR	113,283	4,547,180
		73,919,789
Diversified Financial Services: 7.1%
Kotak Mahindra Bank, Ltd.	2,100,000	25,784,282
IDFC, Ltd.	6,211,855	18,128,848
Multi Commodity Exchange of India, Ltd.	109,509	2,661,165
		46,574,295
Real Estate Management & Development: 3.1%
Ascendas India Trust	33,094,000	20,629,816

Thrifts & Mortgage Finance: 2.7%
Housing Development Finance Corp.	1,225,000	17,944,988
Total Financials		159,068,888

INDUSTRIALS: 17.7%
Machinery: 7.9%
Ashok Leyland, Ltd.	40,022,554	18,273,561
Thermax, Ltd.	1,378,128	14,634,648
AIA Engineering, Ltd.	2,056,467	13,888,234
Jain Irrigation Systems, Ltd.	3,675,635	4,846,868
		51,643,311
Road & Rail: 2.9%
Container Corp. of India, Ltd.	1,039,216	18,806,355

Industrial Conglomerates: 2.8%
MAX India, Ltd.(b)	4,388,102	18,621,771

Electrical Equipment: 2.2%
Crompton Greaves, Ltd.	6,187,500	14,753,073

Transportation Infrastructure: 1.9%
Gujarat Pipavav Port, Ltd.(b)	12,930,000	12,744,366
Total Industrials		116,568,876

CONSUMER STAPLES: 13.8%
Personal Products: 10.5%
Emami, Ltd.	3,267,712	30,877,385
Dabur India, Ltd.	10,654,430	25,785,811
Bajaj Corp., Ltd.	3,696,466	12,523,546
		69,186,742
Tobacco: 3.3%
ITC, Ltd.	4,140,000	21,329,515
Total Consumer Staples		90,516,257

MATERIALS: 12.1%
Chemicals: 8.3%
Asian Paints, Ltd.	375,500	27,986,451
Castrol India, Ltd.	3,562,602	20,979,637
Supreme Industries, Ltd.	1,010,000	5,418,134
		54,384,222
Construction Materials: 2.1%
Grasim Industries, Ltd.	224,459	14,085,655

Metals & Mining: 1.7%
NMDC, Ltd.	2,995,923	10,987,156
Total Materials		79,457,033

CONSUMER DISCRETIONARY: 11.2%
Auto Components: 5.3%
Exide Industries, Ltd.	12,106,722	35,113,305

Media: 4.7%
Jagran Prakashan, Ltd.	9,961,391	17,478,941
Sun TV Network, Ltd.	1,150,127	7,599,965
Dish TV India, Ltd.(b)	3,868,505	6,042,595
		31,121,501
Textiles, Apparel & Luxury Goods: 1.2%
Titan Industries, Ltd.	1,538,820	7,607,842
Total Consumer Discretionary		73,842,648

INFORMATION TECHNOLOGY: 7.4%
IT Services: 4.1%
Infosys, Ltd. ADR	238,179	11,561,209
Infosys, Ltd.	206,281	9,942,338
MindTree, Ltd.	240,000	3,004,245
CMC, Ltd.	104,130	2,174,894
		26,682,686
Internet Software & Services: 3.3%
Info Edge India, Ltd.	3,324,978	22,000,518
Total Information Technology		48,683,204

UTILITIES: 5.1%
Gas Utilities: 3.2%
GAIL India, Ltd.	2,944,751	21,330,586

Electric Utilities: 1.9%
CESC, Ltd.	1,967,025	12,334,081
Total Utilities		33,664,667

HEALTH CARE: 4.9%
Pharmaceuticals: 4.9%
Sun Pharmaceutical Industries, Ltd.	1,923,300	25,306,078
Cipla India, Ltd.	988,275	7,094,405
Total Health Care		32,400,483

ENERGY: 1.2%
Oil, Gas & Consumable Fuels: 1.2%
Reliance Industries, Ltd.	480,742	7,616,980
Total Energy		7,616,980
TOTAL COMMON EQUITIES (Cost $583,540,819)		641,819,036

CORPORATE BONDS: 1.9%

	Face Amount
UTILITIES: 1.2%
Electric Utilities: 1.2%
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/14	$7,700,000	7,900,200
Total Utilities		7,900,200

	Face Amount	Value
MATERIALS: 0.7%
Metals & Mining: 0.7%
Welspun Corp., Ltd., Cnv.
4.500%, 10/17/14	$4,700,000	$4,335,750
Total Materials		4,335,750
TOTAL CORPORATE BONDS (Cost $14,173,875)		12,235,950

TOTAL INVESTMENTS: 99.5% (Cost $597,714,693(c))		654,054,986

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.5%		3,070,912

NET ASSETS: 100.0%		$657,125,898

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Non-income producing security.

(c)                                            Cost for federal income tax purposes is $598,036,932 and net unrealized appreciation consists of:

Gross unrealized appreciation	$126,876,328
Gross unrealized depreciation	(70,858,274)
Net unrealized appreciation	$56,018,054

ADR                               American Depositary Receipt

Cnv.                                Convertible

See accompanying notes to schedules of Investments.

Matthews Japan Fund	September 30, 2012
Schedule of Investments (unaudited)

COMMON EQUITIES: JAPAN:  98.7%

	Shares	Value
INDUSTRIALS: 25.8%
Trading Companies & Distributors: 9.6%
ITOCHU Corp.	478,300	$4,847,966
Marubeni Corp.	512,000	3,267,248
Mitsui & Co., Ltd.	185,200	2,605,710
		10,720,924
Machinery: 8.0%
FANUC Corp.	16,600	2,675,910
Harmonic Drive Systems, Inc.	101,700	1,979,527
Mitsubishi Heavy Industries, Ltd.	399,000	1,728,114
Nabtesco Corp.	80,400	1,476,335
Komatsu, Ltd.	56,300	1,108,830
		8,968,716
Electrical Equipment: 3.0%
Nidec Corp.	46,500	3,402,294

Commercial Services & Supplies: 2.5%
JP-Holdings, Inc.	213,500	2,765,870

Construction & Engineering: 1.6%
JGC Corp.	54,000	1,802,537

Professional Services: 1.1%
Nihon M&A Center, Inc.	41,200	1,194,716
Total Industrials		28,855,057

CONSUMER DISCRETIONARY: 22.7%
Automobiles: 7.8%
Toyota Motor Corp.	83,800	3,264,377
Nissan Motor Co., Ltd.	378,500	3,225,301
Fuji Heavy Industries, Ltd.	269,000	2,233,624
		8,723,302
Internet & Catalog Retail: 4.8%
Rakuten, Inc.	336,800	3,431,010
Start Today Co., Ltd.	140,400	2,014,967
		5,445,977
Household Durables: 4.2%
Rinnai Corp.	45,800	3,415,633
HAJIME CONSTRUCTION Co., Ltd.	35,600	1,259,047
		4,674,680
Auto Components: 2.5%
Nifco, Inc.	69,900	1,614,937
Bridgestone Corp.	53,800	1,247,796
		2,862,733
Multiline Retail: 1.5%
H2O Retailing Corp.	145,000	1,657,355

Diversified Consumer Services: 1.0%
ESCRIT, Inc.(a)	130,200	1,089,449

Specialty Retail: 0.9%
VT Holdings Co., Ltd.	115,600	990,984
Total Consumer Discretionary		25,444,480

FINANCIALS: 14.3%
Insurance: 6.0%
Sony Financial Holdings, Inc.	151,700	2,600,905
Tokio Marine Holdings, Inc.	100,100	2,557,655
Anicom Holdings, Inc.(a)	194,000	1,586,007
		6,744,567
Diversified Financial Services: 4.0%
ORIX Corp.	44,260	4,446,417

Real Estate Investment Trusts: 3.1%
Kenedix Realty Investment Corp., REIT	558	2,011,345
Industrial & Infrastructure Fund Investment Corp., REIT	198	1,501,999
		3,513,344
Real Estate Management & Development: 1.2%
Hulic Co., Ltd. (a)	216,800	1,311,246
Total Financials		16,015,574

INFORMATION TECHNOLOGY: 13.7%
Electronic Equipment, Instruments & Components: 7.1%
Kyocera Corp.	31,600	2,737,263
Murata Manufacturing Co., Ltd.	49,700	2,646,124
Hitachi, Ltd.	471,000	2,619,349
		8,002,736
IT Services: 3.2%
GMO Payment Gateway, Inc.	130,800	2,371,630
Bit-isle, Inc.	120,000	1,248,590
		3,620,220
Internet Software & Services: 1.8%
Kakaku.com, Inc.	52,100	1,960,760

Software: 1.6%
Capcom Co., Ltd.	84,500	1,749,769
Total Information Technology		15,333,485

HEALTH CARE: 9.6%
Health Care Equipment & Supplies: 4.5%
Asahi Intecc Co., Ltd.	88,800	2,821,937
Sysmex Corp.	46,900	2,256,657
		5,078,594
Health Care Providers & Services: 3.5%
Ship Healthcare Holdings, Inc.	78,800	2,516,269
Message Co., Ltd.	383	1,388,890
		3,905,159
Pharmaceuticals: 1.0%
Otsuka Holdings Co., Ltd.	36,700	1,138,057

Biotechnology: 0.6%
Sosei Group Corp.(a)	201	631,023
Total Health Care		10,752,833

CONSUMER STAPLES: 9.2%
Food & Staples Retailing: 3.5%
Daikokutenbussan Co., Ltd.	66,600	2,055,861
Ain Pharmaciez, Inc.	26,700	1,905,677
		3,961,538
Household Products: 3.1%
Unicharm Corp.	38,600	2,215,889
Pigeon Corp.	27,300	1,248,860
		3,464,749

	Shares	Value
Food Products: 1.6%
Calbee, Inc.	20,100	$1,761,712

Tobacco: 1.0%
Japan Tobacco, Inc.	37,200	1,116,381
Total Consumer Staples		10,304,380

MATERIALS: 3.4%
Chemicals: 2.2%
Nitto Denko Corp.	30,200	1,439,569
JSR Corp.	63,400	1,039,877
		2,479,446
Metals & Mining: 1.2%
Hitachi Metals, Ltd.	146,000	1,302,101
Total Materials		3,781,547

TOTAL INVESTMENTS: 98.7% (Cost $103,265,518(b))		110,487,356

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.3%		1,499,042

NET ASSETS: 100.0%		$111,986,398

(a)                                           Non-income producing security.

(b)                                           Cost for federal income tax purposes is $103,265,518 and net unrealized appreciation consists of:

Gross unrealized appreciation	$12,487,981
Gross unrealized depreciation	(5,266,143)
Net unrealized appreciation	$7,221,838

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES: 91.9%

	Shares	Value
CONSUMER DISCRETIONARY: 24.6%
Media: 5.7%
SBS Media Holdings Co., Ltd.	697,290	$4,134,459
CJ CGV Co., Ltd.	80,310	2,077,434
Cheil Worldwide, Inc.	96,780	2,059,381
		8,271,274
Automobiles: 4.9%
Hyundai Motor Co.	16,853	3,821,181
Kia Motors Corp.	53,305	3,328,490
		7,149,671
Auto Components: 4.9%
Hyundai Mobis	13,978	3,905,049
Hankook Tire Co., Ltd.(b)	65,780	2,580,875
Motonic Corp.	59,060	589,843
		7,075,767
Hotels, Restaurants & Leisure: 4.3%
Shinsegae Food Co., Ltd.	37,206	3,233,776
Modetour Network, Inc.	136,321	3,103,153
		6,336,929
Multiline Retail: 3.3%
Hyundai Greenfood Co., Ltd.	177,200	2,965,490
Hyundai Department Store Co., Ltd.	13,893	1,912,526
		4,878,016
Internet & Catalog Retail: 1.5%
Hyundai Home Shopping Network Corp.	19,809	2,138,768
Total Consumer Discretionary		35,850,425

INFORMATION TECHNOLOGY: 21.1%
Semiconductors & Semiconductor Equipment: 13.8%
Samsung Electronics Co., Ltd.	16,620	20,127,782

Internet Software & Services: 5.7%
NHN Corp.	15,336	4,008,465
SBS Contents Hub Co., Ltd.	145,281	2,215,636
Daum Communications Corp.	19,318	1,972,776
		8,196,877
Electronic Equipment, Instruments & Components: 1.2%
Samsung SDI Co., Ltd.	12,281	1,751,390

Software: 0.4%
Nexon Co., Ltd.(c)	42,600	585,723
Total Information Technology		30,661,772

FINANCIALS: 14.7%
Insurance: 6.7%
Dongbu Insurance Co., Ltd.	91,381	3,979,432
Samsung Fire & Marine Insurance Co., Ltd.	13,444	2,890,988
Hyundai Marine & Fire Insurance Co., Ltd.	92,330	2,874,344
		9,744,764
Commercial Banks: 4.5%
Shinhan Financial Group Co., Ltd.	129,784	4,431,521
KB Financial Group, Inc.	58,756	2,098,759
		6,530,280
Capital Markets: 2.9%
Kiwoom Securities Co., Ltd.	37,751	2,221,396
Samsung Securities Co., Ltd.	42,190	1,989,118
		4,210,514
Diversified Financial Services: 0.6%
NICE Information Service Co., Ltd.	215,396	892,457
Total Financials		21,378,015

CONSUMER STAPLES: 9.2%
Food Products: 3.7%
Binggrae Co., Ltd.	28,890	2,742,331
Orion Corp.	3,097	2,705,704
		5,448,035
Household Products: 2.2%
LG Household & Health Care, Ltd.	5,576	3,185,784

Personal Products: 2.2%
Amorepacific Corp.	2,968	3,151,126

Tobacco: 1.1%
KT&G Corp.	21,849	1,665,079
Total Consumer Staples		13,450,024

INDUSTRIALS: 8.4%
Construction & Engineering: 2.8%
Samsung Engineering Co., Ltd.	13,627	2,354,081
Hyundai Engineering & Construction Co., Ltd.	29,449	1,788,521
		4,142,602
Commercial Services & Supplies: 1.4%
KEPCO Plant Service & Engineering Co., Ltd.	44,440	2,027,224

Building Products: 1.2%
KCC Corp.	6,685	1,753,314

Industrial Conglomerates: 1.1%
Samsung Techwin Co., Ltd.	29,020	1,678,913

Airlines: 1.0%
Asiana Airlines, Inc.(c)	222,390	1,388,656

Electrical Equipment: 0.9%
LS Corp.	14,574	1,270,640
Total Industrials		12,261,349

MATERIALS: 7.5%
Metals & Mining: 3.9%
POSCO ADR	54,600	4,452,084
Poongsan Corp.	41,260	1,304,891
		5,756,975
Chemicals: 3.6%
LG Chem, Ltd.	11,700	3,489,709
KPX Chemical Co., Ltd.	23,626	1,041,612
OCI Materials Co., Ltd.	16,765	662,952
		5,194,273
Total Materials		10,951,248

ENERGY: 2.8%
Oil, Gas & Consumable Fuels: 2.8%
SK Innovation Co., Ltd.	19,743	2,993,180
S-Oil Corp.	11,490	1,095,836
Total Energy		4,089,016

	Shares	Value
HEALTH CARE: 2.7%
Pharmaceuticals: 2.7%
Dong-A Pharmaceutical Co., Ltd.	21,407	$2,012,760
Yuhan Corp.	13,278	1,827,864
Total Health Care		3,840,624

TELECOMMUNICATION SERVICES: 0.9%
Wireless Telecommunication Services: 0.9%
SK Telecom Co., Ltd. ADR	89,200	1,296,968
Total Telecommunication Services		1,296,968
TOTAL COMMON EQUITIES (Cost $76,994,743)		133,779,441

PREFERRED EQUITIES: SOUTH KOREA: 7.1%
CONSUMER DISCRETIONARY: 2.4%
Automobiles: 2.4%
Hyundai Motor Co., Ltd., 2nd Pfd.	50,418	3,520,199
Total Consumer Discretionary		3,520,199

FINANCIALS: 2.0%
Insurance: 2.0%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	39,466	2,993,440
Total Financials		2,993,440

INFORMATION TECHNOLOGY: 1.5%
Semiconductors & Semiconductor Equipment: 1.5%
Samsung Electronics Co., Ltd., Pfd.	3,003	2,131,828
Total Information Technology		2,131,828

MATERIALS: 1.2%
Chemicals: 1.2%
LG Chem, Ltd., Pfd.	19,190	1,712,799
Total Materials		1,712,799
TOTAL PREFERRED EQUITIES (Cost $8,080,266)		10,358,266

TOTAL INVESTMENTS: 99.0% (Cost $85,075,009(d))		144,137,707

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.0%		1,478,982

NET ASSETS: 100.0%		$145,616,689

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Illiquid security.

(c)                                            Non-income producing security.

(d)                                           Cost for federal income tax purposes is $86,063,864 and net unrealized appreciation consists of:

Gross unrealized appreciation	$60,925,548
Gross unrealized depreciation	(2,851,705)
Net unrealized appreciation	$58,073,843

ADR                               American Depositary Receipt

Pfd.                                    Preferred

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	September 30, 2012
Schedule of Investments (unaudited)

COMMON EQUITIES: 96.4%

	Shares	Value
CONSUMER DISCRETIONARY: 22.6%
Hotels, Restaurants & Leisure: 5.1%
Home Inns & Hotels Management, Inc. ADR(a)	5,400	$133,920
Gourmet Master Co., Ltd.	11,970	90,448
Ajisen China Holdings, Ltd.	109,000	72,394
		296,762
Textiles, Apparel & Luxury Goods: 4.0%
Trinity, Ltd.	234,000	156,924
Anta Sports Products, Ltd.	98,000	75,326
		232,250
Media: 4.0%
Television Broadcasts, Ltd.	31,000	229,080

Auto Components: 2.8%
Minth Group, Ltd.	152,000	160,350

Specialty Retail: 2.4%
Hengdeli Holdings, Ltd.	484,000	140,443

Leisure Equipment & Products: 1.7%
Goodbaby International Holdings, Ltd.	296,000	96,197

Distributors: 1.3%
Dah Chong Hong Holdings, Ltd.	85,000	77,392

Diversified Consumer Services: 1.3%
TAL Education Group ADR(a)	9,100	75,530
Total Consumer Discretionary		1,308,004

INDUSTRIALS: 20.7%
Machinery: 5.9%
Haitian International Holdings, Ltd.	157,000	178,178
Sany Heavy Equipment International Holdings Co., Ltd.	295,000	160,548
		338,726
Electrical Equipment: 5.7%
Zhuzhou CSR Times Electric Co., Ltd. H Shares	70,000	180,190
Hangzhou Steam Turbine Co., Ltd. B Shares	144,088	151,260
		331,450
Transportation Infrastructure: 3.8%
Yuexiu Transport Infrastructure, Ltd.	356,000	168,495
Dalian Port PDA Co., Ltd. H Shares	272,000	53,670
		222,165
Professional Services: 3.0%
51job, Inc. ADR(a)	3,900	174,720

Industrial Conglomerates: 1.3%
Chongqing Machinery & Electric Co., Ltd. H Shares	570,000	74,980

Marine: 1.0%
SITC International Holdings Co., Ltd.	242,000	58,050
Total Industrials		1,200,091

INFORMATION TECHNOLOGY: 12.1%
Electronic Equipment, Instruments & Components: 5.3%
Digital China Holdings, Ltd.	175,000	278,951
China High Precision Automation Group, Ltd.(b)	195,000	31,184
		310,135
Internet Software & Services: 2.9%
21Vianet Group, Inc. ADR(a)	14,300	165,308

Semiconductors & Semiconductor Equipment: 2.2%
Spreadtrum Communications, Inc. ADR	3,700	76,072
RDA Microelectronics, Inc. ADR	5,000	53,100
		129,172
Communications Equipment: 1.7%
Comba Telecom Systems Holdings, Ltd.	285,000	95,563
Total Information Technology		700,178

HEALTH CARE: 10.2%
Life Sciences Tools & Services: 3.5%
WuXi PharmaTech Cayman, Inc. ADR(a)	13,500	201,555

Pharmaceuticals: 3.4%
Sino Biopharmaceutical	540,000	199,173

Health Care Equipment & Supplies: 3.3%
China Kanghui Holdings, Inc. ADR(a)	6,300	191,205
Total Health Care		591,933

CONSUMER STAPLES: 9.6%
Household Products: 3.6%
Vinda International Holdings, Ltd.	152,000	209,356

Food Products: 3.4%
Shenguan Holdings Group, Ltd.	198,000	109,035
Tenfu Cayman Holdings Co., Ltd.	136,000	87,696
		196,731
Food & Staples Retailing: 2.6%
Wumart Stores, Inc. H Shares	62,000	92,592
Lianhua Supermarket Holdings Co., Ltd. H Shares	75,000	59,582
		152,174
Total Consumer Staples		558,261

FINANCIALS: 9.1%
Real Estate Management & Development: 9.1%
China Overseas Grand Oceans Group, Ltd.	294,750	291,935
Franshion Properties China, Ltd.	762,000	232,903
Total Financials		524,838

MATERIALS: 5.4%
Containers & Packaging: 4.3%
Greatview Aseptic Packaging Co., Ltd.	304,000	165,838
Taiwan Hon Chuan Enterprise Co., Ltd.	39,535	86,586
		252,424
Chemicals: 1.1%
Yip’s Chemical Holdings, Ltd.	96,000	62,646
Total Materials		315,070

UTILITIES: 5.0%
Gas Utilities: 5.0%
Towngas China Co., Ltd.	394,000	291,662
Total Utilities		291,662

	Shares	Value
ENERGY: 1.7%
Oil, Gas & Consumable Fuels: 1.7%
Sinopec Kantons Holdings, Ltd.	122,000	$100,696
Total Energy		100,696

TOTAL INVESTMENTS: 96.4% (Cost $6,094,075(c))		5,590,733

CASH AND OTHER ASSETS, LESS LIABILITIES : 3.6%		210,018

NET ASSETS: 100.0%		$5,800,751

(a)                                           Non-income producing security.

(b)                                           Illiquid security.

(c)                                            Cost for federal income tax purposes is $6,099,337 and net unrealized depreciation consists of:

Gross unrealized appreciation	$444,225
Gross unrealized depreciation	(952,829)
Net unrealized depreciation	$(508,604)

ADR                               American Depositary Receipt

See accompanying notes to schedules of Investments.

Matthews Asia Small Companies Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  99.6%

	Shares	Value
CHINA/HONG KONG: 26.9%
Towngas China Co., Ltd.	11,357,000	$8,407,114
Vinda International Holdings, Ltd.	4,982,000	6,861,932
Lee’s Pharmaceutical Holdings, Ltd.	9,485,000	6,116,159
Trinity, Ltd.	9,094,000	6,098,594
Yip’s Chemical Holdings, Ltd.	8,116,000	5,296,195
Dorsett Hospitality International, Ltd.	19,052,000	4,717,514
Dah Chong Hong Holdings, Ltd.	5,082,000	4,627,120
Stella International Holdings, Ltd.	1,869,000	4,608,596
Minth Group, Ltd.	4,114,000	4,339,993
AAC Technologies Holdings, Inc.	1,136,000	4,102,114
Airtac International Group	805,000	4,036,877
KWG Property Holding, Ltd.	7,206,000	3,996,079
Comba Telecom Systems Holdings, Ltd.	11,390,011	3,819,169
Singamas Container Holdings, Ltd.	15,124,000	3,705,882
Xingda International Holdings, Ltd.	10,505,000	3,305,653
Shenguan Holdings Group, Ltd.	5,828,000	3,209,363
SITC International Holdings Co., Ltd.	13,111,000	3,144,996
China Kanghui Holdings, Inc. ADR(b)	67,102	2,036,546
Vitasoy International Holdings, Ltd.	1,948,000	1,705,808
Fook Woo Group Holdings, Ltd.(b),(c)	24,622,000	190,522
Total China/Hong Kong		84,326,226

INDIA: 16.6%
Ipca Laboratories, Ltd.	808,208	7,420,129
Emami, Ltd.	662,496	6,260,082
Page Industries, Ltd.	95,185	5,734,635
GlaxoSmithKline Consumer Healthcare, Ltd.	94,290	5,359,105
Castrol India, Ltd.	797,362	4,695,547
CRISIL, Ltd.	243,954	4,433,714
CMC, Ltd.	203,635	4,253,190
Federal Bank, Ltd.	479,245	4,055,177
Gujarat Pipavav Port, Ltd.(b)	4,061,512	4,003,201
AIA Engineering, Ltd.	500,705	3,381,483
Exide Industries, Ltd.	829,267	2,405,135
Total India		52,001,398

TAIWAN: 13.6%
St. Shine Optical Co., Ltd.	763,492	9,819,247
PChome Online, Inc.	989,642	5,604,263
Pacific Hospital Supply Co., Ltd.	1,857,670	5,532,420
TXC Corp.	3,204,792	5,362,548
Wah Lee Industrial Corp.	3,685,000	4,908,975
WT Microelectronics Co., Ltd.	3,423,168	4,291,587
Chroma ATE, Inc.	1,869,081	3,934,102
Sinmag Equipment Corp.	775,650	3,307,563
Total Taiwan		42,760,705

SOUTH KOREA: 11.5%
Cheil Worldwide, Inc.	247,635	5,269,422
Dongbu Insurance Co., Ltd.	120,231	5,235,783
Modetour Network, Inc.	222,661	5,068,559
Daum Communications Corp.	49,259	5,030,386
Pyeong Hwa Automotive Co., Ltd.	319,541	4,988,224
Kiwoom Securities Co., Ltd.	68,166	4,011,118
POSCO Chemtech Co., Ltd.	25,812	3,567,243
OCI Materials Co., Ltd.	74,585	2,949,376
Total South Korea		36,120,111

INDONESIA: 10.8%
PT Bank Tabungan Pensiunan Nasional(b)	14,671,500	8,048,629
PT Nippon Indosari Corpindo	12,772,500	7,674,177
PT Jasa Marga Persero	9,869,000	6,032,774
PT AKR Corporindo	12,888,000	5,723,511
PT Sumber Alfaria Trijaya	5,659,000	3,252,299
PT Selamat Sempurna	12,331,000	3,221,264
Total Indonesia		33,952,654

MALAYSIA: 6.9%
Dialog Group BHD	6,995,205	5,469,831
KPJ Healthcare BHD	2,578,500	5,146,033
Alliance Financial Group BHD	3,609,900	4,830,522
LPI Capital BHD	1,081,900	4,707,761
Oldtown BHD	2,332,300	1,465,080
Total Malaysia		21,619,227

THAILAND: 5.2%
Tisco Financial Group Public Co., Ltd.	4,198,900	6,275,159
SNC Former Public Co., Ltd.	4,676,600	4,140,265
Dynasty Ceramic Public Co., Ltd.	2,504,000	4,128,590
Bangkok Chain Hospital Public Co., Ltd.	6,132,100	1,912,546
Total Thailand		16,456,560

SINGAPORE: 5.1%
Super Group, Ltd.	3,626,000	6,470,779
Petra Foods, Ltd.	2,943,000	5,875,448
Amtek Engineering, Ltd.	7,700,000	3,796,040
Total Singapore		16,142,267

PHILIPPINES: 3.0%
Security Bank Corp.	1,000,030	3,931,557
Alliance Global Group, Inc.	10,215,000	3,599,676
Philippine Seven Corp.	1,100,000	1,924,967
Total Philippines		9,456,200

TOTAL COMMON EQUITIES (Cost $299,671,941)		312,835,348

WARRANTS: 0.0%
MALAYSIA: 0.0%
Dialog Group BHD, expires 02/12/17	582,933	95,360
Total Malaysia		95,360
TOTAL WARRANTS (Cost $0)		95,360

TOTAL INVESTMENTS: 99.6% (Cost $299,671,941(d))		312,930,708

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.4%		1,201,462

NET ASSETS: 100.0%		$314,132,170

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Non-income producing security.

(c)                                            Illiquid security.

(d)                                           Cost for federal income tax purposes is $299,707,224 and net unrealized appreciation consists of:

Gross unrealized appreciation	$55,698,256
Gross unrealized depreciation	(42,474,772)
Net unrealized appreciation	$13,223,484

ADR                               American Depositary Receipt

BHD                              Berhad

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	September 30, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  96.7%

	Shares	Value
CHINA/HONG KONG: 33.9%
Baidu, Inc. ADR(b)	81,800	$9,555,876
Sunny Optical Technology Group Co., Ltd.	9,792,000	5,430,143
21Vianet Group, Inc. ADR(b)	300,701	3,476,104
Digital China Holdings, Ltd.	2,127,000	3,390,450
Sina Corp.(b)	39,800	2,574,264
AAC Technologies Holdings, Inc.	701,500	2,533,128
Airtac International Group	498,000	2,497,348
WuXi PharmaTech Cayman, Inc. ADR(b)	160,900	2,402,237
Spreadtrum Communications, Inc. ADR	114,600	2,356,176
ZTE Corp. H Shares	1,446,144	2,320,082
51job, Inc. ADR(b)	51,100	2,289,280
NetEase, Inc. ADR(b)	38,300	2,150,162
Sinopharm Group Co., Ltd. H Shares	658,400	2,110,025
Lenovo Group, Ltd.	2,186,000	1,809,908
China Mobile, Ltd. ADR	28,400	1,572,224
HiSoft Technology International, Ltd. ADR(b)	86,100	889,413
Total China/Hong Kong		47,356,820

SOUTH KOREA: 19.1%
Samsung Electronics Co., Ltd.	7,962	9,642,443
NHN Corp.	15,614	4,081,127
Cheil Industries, Inc.	31,805	2,904,566
LG Display Co., Ltd.(b)	88,500	2,257,440
Daum Communications Corp.	19,635	2,005,149
SBS Contents Hub Co., Ltd.	128,288	1,956,481
Samsung SDI Co., Ltd.	13,530	1,929,509
LG Chem, Ltd.	6,376	1,901,742
Total South Korea		26,678,457

TAIWAN: 17.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,483,933	4,545,932
TXC Corp.	1,733,198	2,900,144
Delta Electronics, Inc.	738,000	2,857,489
St. Shine Optical Co., Ltd.	217,000	2,790,830
PChome Online, Inc.	475,732	2,694,032
Simplo Technology Co., Ltd.	329,378	1,971,987
Chroma ATE, Inc.	783,360	1,648,841
Largan Precision Co., Ltd.	77,000	1,594,453
Synnex Technology International Corp.	692,447	1,568,509
Foxconn Technology Co., Ltd.	398,317	1,549,052
Hon Hai Precision Industry Co., Ltd.	125,680	394,445
Total Taiwan		24,515,714

JAPAN: 17.6%
Nabtesco Corp.	161,800	2,971,033
Hitachi, Ltd.	475,000	2,641,594
Asahi Intecc Co., Ltd.	80,000	2,542,286
FANUC Corp.	12,100	1,950,513
Murata Manufacturing Co., Ltd.	36,300	1,932,682
Start Today Co., Ltd.	132,300	1,898,719
OSG Corp.	135,800	1,886,304
Nexon Co., Ltd.(b)	133,900	1,841,039
Rakuten, Inc.	179,000	1,823,488
Nitto Denko Corp.	35,700	1,701,743
Bit-isle, Inc.	150,500	1,565,941
Toshiba Corp.	415,000	1,329,446
Hamamatsu Photonics, K.K.	12,400	425,992
Total Japan		24,510,780

INDIA: 3.2%
Info Edge India, Ltd.	475,636	3,147,160
Exide Industries, Ltd.	459,586	1,332,944
Total India		4,480,104

UNITED STATES: 2.2%
Cognizant Technology Solutions Corp. Class A(b)	44,700	3,125,424
Total United States		3,125,424

MALAYSIA: 1.5%
KPJ Healthcare BHD	969,600	1,935,076
IHH Healthcare BHD(b)	154,000	161,230
Total Malaysia		2,096,306

INDONESIA: 1.0%
PT Telekomunikasi Indonesia Persero ADR	35,200	1,370,336
Total Indonesia		1,370,336

VIETNAM: 0.6%
FPT Corp.	433,700	786,285
Total Vietnam		786,285
TOTAL COMMON EQUITIES (Cost $112,141,083)		134,920,226

PREFERRED EQUITIES: 1.5%
SOUTH KOREA: 1.5%
Samsung Electronics Co., Ltd., Pfd.	2,940	2,087,104
Total South Korea		2,087,104
TOTAL PREFERRED EQUITIES (Cost $1,858,037)		2,087,104

TOTAL INVESTMENTS: 98.2% (Cost $113,999,120(c))		137,007,330

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.8%		2,518,093

NET ASSETS: 100.0%		$139,525,423

(a)                                           Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                           Non-income producing security.

(c)                                            Cost for federal income tax purposes is $114,079,044 and net unrealized appreciation consists of:

Gross unrealized appreciation	$29,753,073
Gross unrealized depreciation	(6,824,787)
Net unrealized appreciation	$22,928,286

ADR                               American Depositary Receipt

BHD                              Berhad

Pfd.                                    Preferred

See accompanying notes to schedules of Investments.

Notes to Schedules of Investments (unaudited)

A.            SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC is (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade.  Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on  sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the     “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity  securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.            FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2012, Level 3 securities consist primarily of equities that, as of September 30, 2012, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of September 30, 2012 is as follows:

		Matthews Asian
	Matthews Asia	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Strategic Income Fund	Income Fund	Dividend Fund	Growth Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
Australia	$—	$204,750,934	$234,462,933	$16,588,926	$—
Cambodia	—	—	—	7,544,290	—
China/Hong Kong	907,926	790,132,333	1,002,984,230	72,372,184	1,793,180,781
India	—	—	—	13,852,281	22,666,728
Indonesia	—	105,981,200	98,197,751	24,410,593	551,658,513
Japan	—	225,228,574	751,953,511	135,195,719	—
Malaysia	255,194	187,618,958	—	5,656,519	293,179,323
Philippines	468,561	57,288,627	47,256,856	—	158,951,927
Singapore	488,836	544,646,867	396,256,583	10,251,320	176,602,846
South Korea	—	144,046,669	113,921,615	3,980,225	971,876,620
Sri Lanka	—	—	—	7,608,403	—
Taiwan	—	181,876,169	238,964,082	20,613,894	544,601,776
Thailand	—	42,895,443	65,885,434	—	—
United Kingdom	—	71,399,066	—	—	—
Vietnam	—	36,212,227	—	8,753,459	67,092,639
Preferred Equities:
South Korea	—	116,439,848	—	—	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations	8,875,697
Corporate Bonds	13,812,337	503,225,796	—	—	—
Common Equities:
India	—	56,775,746	39,321,754	16,541,086	1,091,997,578
Thailand	355,750	248,463,670	95,501,543	28,358,761	492,959,207
Closed-End Investment Company:
Thailand	—	—	6,248,028	—	—
Level 3: Significant Unobservable Inputs
Corporate Bonds	—	22,132,440	—	—	—
Total Market Value of Investments	$25,164,301	$3,539,114,567	$3,090,954,320	$371,727,660	$6,164,767,938

					Matthews Asia
					Strategic Income
					Fund
Derivative Financial Instruments(1)
Assets
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts					$(6,626)
Total Market Value of Derivative Financial Instruments					$(6,626)

(1) Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

	Matthews China	Matthews	Matthews	Matthews	Matthews	Matthews China
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Small Companies Fund
Investments
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$5,213,027	$338,328,334	$17,478,941	$25,444,480	$33,269,550	$1,308,004
Consumer Staples	1,143,627	218,376,146	30,877,385	10,304,380	13,450,024	558,261
Energy	2,858,262	150,355,345	—	—	4,089,016	100,696
Financials	5,788,363	454,772,643	34,325,784	16,015,574	21,378,015	524,838
Health Care	925,990	99,285,506	—	10,752,833	3,840,624	591,933
Industrials	3,789,295	183,354,816	—	28,855,057	12,261,349	1,200,091
Information Technology	3,108,354	240,308,717	35,736,621	15,333,485	30,661,772	668,994
Materials	1,784,556	—	5,418,134	3,781,547	10,951,248	315,070
Telecommunication Services	1,790,718	120,958,518	—	—	1,296,968	—
Utilities	2,316,284	109,146,950	—	—	—	291,662
Preferred Equities:
Consumer Discretionary	—	—	—	—	3,520,199	—
Financials	—	—	—	—	2,993,440	—
Information Technology	—	—	—	—	2,131,828	—
Materials	—	—	—	—	1,712,799	—

Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	—	—	56,363,707	—	—	—
Consumer Staples	—	—	59,638,872	—	—	—
Energy	—	—	7,616,980	—	—	—
Financials	—	—	124,743,104	—	—	—
Health Care	—	—	32,400,483	—	—	—
Industrials	—	—	116,568,876	—	—	—
Information Technology	—	—	12,946,583	—	—	—
Materials	—	—	74,038,899	—	—	—
Utilities	—	—	33,664,667	—	—	—
Corporate Bonds	—	—	12,235,950	—	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
Consumer Discretionary	—	—	—	—	2,580,875	—
Industrials	888,738	—	—	—	—	—
Information Technology	—	—	—	—	—	31,184
Total Market Value of Investments	$29,607,214	$1,914,886,975	$654,054,986	$110,487,356	$144,137,707	$5,590,733

	Matthews Asia	Matthews Asia
	Small Companies	Science and Technology
	Fund	Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$84,135,704	$47,356,820
India	17,933,401	3,147,160
Indonesia	33,952,654	1,370,336
Japan	—	24,510,780
Malaysia	21,619,227	2,096,306
Philippines	9,456,200	—
Singapore	16,142,267	—
South Korea	36,120,111	26,678,457
Taiwan	42,760,705	24,515,714
United States	—	3,125,424
Vietnam	—	786,285
Preferred Equities:
South Korea	—	2,087,104
Warrants:
Malaysia	95,360	—
Level 2: Other Significant Observable Inputs
Common Equities:
India	34,067,997	1,332,944
Thailand	16,456,560	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	190,522	—
Total Market Value of Investments	$312,930,708	$137,007,330

Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note A). The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30,  2012, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2011. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 into Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asian Growth and Income Fund	$183,046,852	$—
Matthews Asia Dividend Fund	95,078,798	—
Matthews Asia Growth Fund	3,219,511	11,128,005
Matthews Pacific Tiger Fund	857,713,054	741,119,807
Matthews India Fund	—	419,956,651
Matthews Korea Fund	123,972,262	—
Matthews Asia Small Companies Fund	27,305,626	26,560,044
Matthews Asia Science and Technology Fund	18,509,032	1,233,246

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value:

	Matthews Asia	Matthews Asia		Matthews Asian
	Strategic	Strategic	Matthews China	Growth and
	Income Fund	Income Fund	Dividend Fund	Income Fund
		Foreign	Common
		Government	Equities -
	Corporate Bonds	Obligations	Industrials	Corporate Bonds
Balance as of 12/31/11 (market value)	$4,268,354	$6,569,135	$—	$468,582,867
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/depreciation	—	—	(52,799)	216,416
Net purchases	—	—	941,537	21,916,024
Net sales	—	—	—	—
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	(4,268,354)	(6,569,135)	—	(468,582,867)
Balance as of 9/30/12 (market value)	$—	$—	$888,738	$22,132,440

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/12	$—	$—	$(52,799)	$216,416

		Matthews	Matthews
	Matthews	Asia Small	China Small
	Korea	Companies	Companies
	Fund	Fund	Fund
	Common		Common
	Equities -	Common	Equities -
	Consumer	Equities -	Information
	Discretionary	China	Technology
Balance as of 12/31/11 (market value)	$—	$3,040,262	$37,218
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	56,007	—	—
Change in unrealized appreciation/depreciation	(77,559)	(2,849,740)	(6,034)
Net Purchases	349,876	—	—
Net Sales	(722,487)	—	—
Transfers in to Level 3*	2,975,038	—	—
Transfers out of Level 3*	—	—	—
Balance as of 9/30/12 (market value)	$2,580,875	$190,522	$31,184

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/12	$(77,559)	$(2,849,740)	$(6,034)

*   The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3.  When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3.  As of September 30, 2012, the Funds utilized significant observable inputs including evaluated price from the Funds’ pricing vendors, day-on-day prices changes, primary and ancillary pricing sources, and other available independent market indicators of value.  As a result, certain securities held by the Funds that were previously classified as Level 3 were transferred to Level 2.  As of September 30, 2012, certain equity securities were suspended from trading and were transferred from Level 1 to Level 3.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique	Unobservable Input	Range of Unobservable Inputs*	Impact to Valuation from and Increase in Inputs

MATTHEWS KOREA FUND
Common Equities	$2,580,875	Closing price multiplied by proxy factor	Korea Composite Stock Price Index (“Kospi”) Proxy	Negative 100% to infinity	Increase

* A decrease in the unobservable input would result in a decrease to the security’s valuation.

C.            DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in various portfolio investment strategies using derivative contracts to hedge its exposure to foreign currency exchange rate risk.  Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s primary risks associated with the use of derivatives include the other party to the derivative contract may fail to fulfill its obligation, reduced liquidity, the Fund may suffer disproportionate heavy losses relative to the amount invested, and changes in the value of the derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivative.

Financial Futures Contracts:  Matthews Asia Strategic Income Fund may purchase financial futures contracts for hedging purposes or to maintain liquidity. Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The primary risks associated with the use of futures contracts are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

Forward Foreign Currency Exchange Contracts:  Matthews Asia Strategic Income entered into forward foreign currency exchange contracts as a hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). Forward foreign currency exchange contracts, when used by the Fund, may also help to manage the overall exposure to the currencies (currency risk) in which some of the investments held by the Fund are denominated. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

D.            HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2012, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies.  During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2012 is set forth below:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2011	Purchased		Sold	Sept. 30, 2012	Sept. 30, 2012
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
Citic Telecom International Holdings, Ltd.	132,231,000	6,895,000		—	139,126,000	$27,810,667
Vitasoy International Holdings, Ltd.	51,771,000	—		—	51,771,000	45,334,385
Total Affiliates						$73,145,052

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ascendas India Trust	46,280,000	8,785,000		—	55,065,000	$34,325,884
CapitaRetail China Trust, REIT	38,501,000	6,626,000		—	45,127,000	53,871,459
EPS Corp.	14,592	—		—	14,592	41,790,261
Johnson Health Tech Co., Ltd.	11,713,100	2,973,791	†	—	14,686,891	37,827,630
Pigeon Corp.	1,381,300	120,500		—	1,501,800	68,701,000
Shinko Plantech Co., Ltd.	2,400,200	1,360,000		—	3,760,200	30,692,560
Sichuan Expressway Co., Ltd. H Shares	65,612,000	9,334,000		—	74,946,000	20,877,265
TXC Corp.	21,549,524	—		—	21,549,524	36,058,613
Woongjin Thinkbig Co., Ltd.	2,079,870	—		—	2,079,870	11,302,980
Xingda International Holdings, Ltd.	—	100,543,000		—	100,543,000	31,638,295
Yuexiu Transport Infrastructure, Ltd.	69,730,000	20,300,000		—	90,030,000	42,611,293
Total Affiliates						$409,697,240

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	5,916,350	—		150,000	5,766,350	$122,702,096
Green Cross Corp.	684,049	35,000		—	719,049	109,659,947
Hyflux, Ltd.	28,487,280	36,797,000		—	65,284,280	74,742,840
Li Ning Co., Ltd.††	—	56,621,500		19,770,000	36,851,500	19,628,026
MegaStudy Co., Ltd.	396,412	—		—	396,412	26,393,583
Sinopharm Group Co., Ltd. H Shares	25,328,800	18,459,200		—	43,788,000	140,330,769
Yuhan Corp.	584,138	—		—	584,138	80,413,086
Total Affiliates						$573,870,347

MATTHEWS CHINA FUND

Name of Issuer:
Lianhua Supermarket Holdings Co., Ltd. H Shares	28,947,800	—		—	28,947,800	$22,996,814
Total Affiliates						$22,996,814

†                 Increase due to stock dividend during the period.

††          Issuer was not an affiliated company as of September 30, 2012.

E.            TAX INFORMATION:  Under current tax law, the funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2012.

	Post October	Late Year
	Capital Losses	Currency Losses
Matthews Asia Strategic Income Fund	$410	$—
Matthews Asian Growth and Income Fund	13,790,791	7,343,712
Matthews Asia Growth Fund	5,622,994	807,738
Matthews Pacific Tiger Fund	—	66,556
Matthews China Fund	33,012,775	—
Matthews India Fund	—	90,831
Matthews Japan Fund	3,352,918	19,415
Matthews Korea Fund	—	10,635
Matthews Asia Small Companies Fund	—	99,789
Matthews China Small Companies Fund	29,356	—
Matthews Asia Science and Technology Fund	262,214	401

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2011, which expire in year indicated, which are available to offset future capital gains, if any:

			With No
LOSSES DEFERRED EXPIRING IN:	2016	2017	Expiration*	Total
Matthews Asia Dividend Fund	$—	$—	$54,055,529	$54,055,529
Matthews China Dividend Fund	—	—	701,462	701,462
Matthews Asia Growth Fund	1,000,383	58,248,975	—	59,249,358
Matthews Japan Fund	30,079,024	44,032,426	1,382,944	75,494,394
Matthews China Small Companies Fund	—	—	87,134	87,134
Matthews Asia Science and Technology Fund	—	10,329,226	—	10,329,226

* Post-Enactment Losses: Must be utilized prior subject to expiration. All losses are short-term.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 27, 2012

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 27, 2012

* Print the name and title of each signing officer under his or her signature.